Income Taxes (Tables)	12 Months Ended
May 31, 2020
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
Significant components of provision for income taxes for the years ended May 31, 2018, 2019 and 2020 were as follows:

	For the years ended May 31,
	2018	2019	2020
	US$	US$	US$
Current:
PRC	72,785	103,031	142,992

Deferred:
PRC	(13,377)	(17,317)	(8,630)

Total provision for income taxes	59,408	85,714	134,362

Components of Group's Deferred Tax Assets and Liabilities	Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Deferred tax assets
Allowance doubtful accounts	1,965	3,523	4,677
Accrued expenses	32,253	43,212	55,172
Net operating loss carry-forward	14,611	22,299	43,049
Tax impact from the long term investments disposed to a related party	—	1,521	1,521

Total deferred tax assets	48,829	70,555	104,419

Less: valuation allowance	(5,506)	(9,088)	(41,095)

Total deferred tax assets, net	43,323	61,467	63,324

Deferred tax liabilities
Acquired assets	3,308	5,038	3,598
Tax impact from the unrealized gain on available-for-sale investments	8,825	13,743	8,308

Total deferred tax liabilities	12,133	18,781	11,906

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates
A reconciliation of the effective tax rates from 25% statutory tax rates for the years ended May 31, 2018, 2019 and 2020 was as follows:

	For the years ended May 31,
	2018	2019	2020
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of not deductible expenses for tax purposes	4.35	16.70	5.93
Tax effect of exempt entities	(8.10)	(6.91)	(5.50)
Effect of tax holiday	(5.70)	(9.73)	(5.13)
Changes in valuation allowance	0.43	1.13	6.53
Effect of dividend withholding tax	0.66	0.77	0.63

Effective tax rate	16.64	26.96	27.46

Schedule of Increase in Income Tax Expenses and Decrease in Net Income Per Share
If the WFOE and certain subsidiaries and schools of the VIEs did not enjoy income tax exemptions and preferential tax rates for the years ended May 31, 2018, 2019 and 2020, the increase in income tax expenses and the decrease in net income per share amounts would be as follows:

	For the years ended May 31,
	2018	2019	2020
	US$	US$	US$
Increase in income tax expenses	48,444	51,002	50,809
Decrease in net income per share - basic	0.31	0.32	0.32
Decrease in net income per share - diluted	0.31	0.32	0.32